Transactions with Affiliates (Detail) (Affiliates, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliates
Related Party Transaction [Line Items]
Amounts due from	¥ 160,470	¥ 176,255
Amounts due to	97,958	142,490
Purchases from	789,261	762,415	806,744
Sales to	¥ 636,299	¥ 561,426	¥ 617,603